Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Postemployment Benefits [Abstract]
Employee benefit expenses	¥ 8,815	¥ 9,987